Document and Entity Information	0 Months Ended
Dec. 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 03, 2013
Registrant Name	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	0001418144
Amendment Flag	false
Document Creation Date	Dec. 03, 2013
Document Effective Date	Dec. 03, 2013
Prospectus Date	Oct. 03, 2013
PowerShares China A-Share Portfolio | PowerShares China A-Share Portfolio
Risk/Return:
Trading Symbol	CHNA